UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       683 Capital Management, LLC

Address:    595 Madison Avenue
            17th Floor
            New York, NY 10022

13F File Number: 000-00000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ari Zweiman
Title:      Managing Member
Phone:      (212) 554-2391

Signature, Place and Date of Signing:


/s/ Ari Zweiman                   New York, NY              February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value Total: $141,016
                                        (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

(1)   000-00000               683 Capital Partners, LP

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2011
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ----   ----------  -----    ----      ------ ----
APPLE INC                     COM              037833100   4,050        10,000 SH         DEFINED     (1)         10,000
ARKANSAS BEST CORP DEL        COM              040790107     482        25,000     PUT    DEFINED     (1)         25,000
ASSISTED LIVING CONCPT NEV N  CL A NEW         04544X300   1,376        92,392 SH         DEFINED     (1)         93,969
BP PLC                        SPONSORED ADR    055622104   4,803       112,373 SH         DEFINED     (1)        112,373
CAPITOL FED FINL INC          COM              14057J101     577        50,000 SH         DEFINED     (1)         50,000
CELGENE CORP                  RIGHT 12/31/2011 151020112     232       165,562            DEFINED     (1)        170,362
CELSION CORPORATION           COM NEW          15117N305     204       120,000 SH         DEFINED     (1)        120,000
CIT GROUP INC                 COM NEW          125581801     523        15,000     PUT    DEFINED     (1)         15,000
CODEXIS INC                   COM              192005106   4,595       866,959 SH         DEFINED     (1)        871,959
DURECT CORP                   COM              266605104   3,972     3,366,306 SH         DEFINED     (1)      3,364,548
FURIEX PHARMACEUTICALS INC    COM              36106P101   9,316       557,527 SH         DEFINED     (1)        557,527
GOOGLE INC                    CL A             38259P508   5,872         9,091 SH         DEFINED     (1)          9,091
LONCOR RESOURCES INC          COM              54179W101     282       199,900 SH         DEFINED     (1)        199,900
LORILLARD INC                 COM              544147101   2,793        24,500     CALL   DEFINED     (1)         24,500
LTX-CREDENCE CORP             COM NEW          502403207   2,566       479,571 SH         DEFINED     (1)        479,571
NABI BIOPHARMACEUTICALS       COM              629519109   4,042     2,150,000 SH         DEFINED     (1)      2,150,000
NAVIOS MARITIME ACQUIS CORP   SHS              Y62159101   1,173       436,095 SH         DEFINED     (1)        436,095
NAVIOS MARITIME HOLDINGS INC  COM              Y62196103   4,070     1,140,048 SH         DEFINED     (1)      1,140,048
ONCOTHYREON INC               COM              682324108   3,065       404,300            DEFINED     (1)        404,300
SEARS HLDGS CORP              COM              812350106   4,208       132,400     CALL   DEFINED     (1)        132,400
SPDR S&P 500 ETF TR           TR UNIT          78462F103  75,300       600,000     CALL   DEFINED     (1)        600,000
TERADYNE INC                  COM              880770102   1,063        78,000            DEFINED     (1)         78,000
TFS FINL CORP                 COM              87240R107   4,604       513,800            DEFINED     (1)        513,800
TOWERSTREAM CORP              COM              892000100   1,848       871,496            DEFINED     (1)        883,896